CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 25,107,000	$ 29,745,000		$ 117,397,000	$ (37,375,000)
Changes in operating assets and liabilities:
Accrued expenses	(20,624,000)	(1,444,000)		18,712,000	(13,443,000)
Net cash provided by operating activities	49,365,000	40,437,000		188,890,000	148,463,000
Cash Flows from Investing Activities
Net cash used in investing activities	(16,235,000)	(11,711,000)		(136,926,000)	(53,484,000)
Cash Flows from Financing Activities:
Payment of offering costs	(3,081,000)			(1,851,000)
Net cash used in financing activities	(5,652,000)	(9,649,000)		(19,265,000)	(52,002,000)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	191,529,000	161,309,000		161,309,000	118,228,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	215,421,000	181,162,000	$ 161,309,000	191,529,000	161,309,000
CIK0001812667 CC Neuberger Principal Holdings II
Cash Flows from Operating Activities:
Net income	17,019,868	27,381,743	(41,818,646)	(2,703,894)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares			5,000
Change in fair value of derivative liabilities	(19,086,800)	(27,535,200)	40,117,600	(1,480,800)
Financing costs			1,550,280
Unrealized gain on investments held in Trust Account	(206,683)	(139,903)	(291,565)	(324,987)
Changes in operating assets and liabilities:
Prepaid expenses	40,625	46,373	(636,869)	413,827
Accounts payable	195,079	176,174	60,325	(405,471)
Accrued expenses	(24,360)	(50,944)	7,860	(58,620)
Accrued expenses - related party	54,350	62,040	100,000	245,650
Non-current accounts payable and accrued expenses	1,137,337	0		3,866,806
Net cash provided by operating activities	(310,584)	(59,717)	(906,015)	(447,489)
Cash Flows from Investing Activities
Principal deposited in Trust Account			(828,000,000)
Net cash used in investing activities			(828,000,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related parties			50,000
Repayment of note payable to related parties			(266,737)
Proceeds received from initial public offering, gross			828,000,000
Proceeds from private placement			18,560,000
Payment of offering costs			(16,699,462)
Net cash used in financing activities	240,000	0	829,643,801
Net change in cash	(70,584)	(59,717)	737,786	(447,489)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	290,297	737,786	0	737,786
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	$ 219,713	$ 678,069	737,786	290,297	737,786
Supplemental disclosure of noncash investing and financing activities:
Prepaid expenses paid in exchange for issuance of Class B ordinary shares to Sponsor			20,000
Offering costs included in accounts payable			364,588		$ 0
Offering costs included in accrued expenses			85,000
Offering costs paid by Sponsor through note payable			216,737
Deferred underwriting commissions in connection with the initial public offering			$ 28,980,000	$ 29,000,000.0